MATERIAL ACCOUNTING POLICIES - Disclosure of detailed information about subsidiaries (Details)		1 Months Ended		12 Months Ended
		Sep. 30, 2024	Feb. 26, 2024	Dec. 31, 2024	Dec. 31, 2023
I.M.C. Holdings Ltd ("IMC") [Member]
Disclosure of subsidiaries [line items]
Percentage ownership				100.00%	100.00%
Focus Medical Herbs Ltd. ("Focus") [Member]
Disclosure of subsidiaries [line items]
Percentage ownership	[1]			74.00%	74.00%
Proportion of voting rights held in subsidiary		26.00%	74.00%
I.M.C. Pharma Ltd. [Member]
Disclosure of subsidiaries [line items]
Percentage ownership				100.00%	100.00%
I.M.C.C. Medical Herbs Ltd. [Member]
Disclosure of subsidiaries [line items]
Percentage ownership	[2]			100.00%	100.00%
I.M.C Farms Israel Ltd. ("IMC Farms") [Member]
Disclosure of subsidiaries [line items]
Percentage ownership	[3]			100.00%	100.00%
Adjupharm GmbH ("Adjupharm") [Member]
Disclosure of subsidiaries [line items]
Percentage ownership				90.02%	90.02%
R.A. Yarok Pharm Ltd. (“Pharm Yarok”) [Member]
Disclosure of subsidiaries [line items]
Percentage ownership				100.00%	100.00%
Rosen High Way Ltd. (“Rosen High Way”) [Member]
Disclosure of subsidiaries [line items]
Percentage ownership				100.00%	100.00%
Revoly Trading and Marketing Ltd. (“Vironna”) [Member]
Disclosure of subsidiaries [line items]
Percentage ownership				51.00%	51.00%
Oranim Plus Pharm LTD. [Member]
Disclosure of subsidiaries [line items]
Percentage ownership	[4]			51.00%	51.00%
Oranim Pharm [Member]
Disclosure of subsidiaries [line items]
Percentage ownership	[4]			100.00%	100.00%
IM Cannabis Holding NL B.V
Disclosure of subsidiaries [line items]
Percentage ownership	[5]			100.00%	100.00%

[1]	IMC Holdings held an option to acquire from main shareholders of the company an ownership which represents a rate of 74% of the voting rights in Focus (the “Option”). According to accounting criteria in IFRS 10, IMC Holdings is viewed as effectively exercising control over Focus, and thus the financial results of Focus were consolidated with those of the Group. On February 26, 2024, the Option was fully exercised and the Company holds 74% of the voting rights in Focus. In September 2024, the Board approved the purchasing of the remaining 26% of the voting rights in Focus from Ewave, pending all necessary organizational and regulatory approvals.
[2]	On January 13, 2025, the Israeli Companies Registrar approved the liquidation status which shall be completed 100 days from the approval date.
[3]	On January 8, 2025, the Israeli Companies Registrar approved the liquidation status which shall be completed 100 days from the approval date.
[4]	Was deconsolidated effective April 15, 2024 (see also Note 19F below)
[5]	Inactive entity.